PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5:- PROPERTY AND EQUIPMENT, NET
	December 31,
	2011	2012
Cost:
Computers and peripheral equipment	$3,861	$3,745
Office furniture and equipment	533	670
Leasehold improvements	606	618

	5,000	5,033

Accumulated depreciation	3,700	3,511

Property and equipment, net	$1,300	$1,522

Depreciation expenses totaled $ 627, $ 588 and $ 657 for the years ended December 31, 2010, 2011 and 2012, respectively.
During 2011 and 2012 the Company recorded a reduction of $ 10 and $ 846 respectively, to the cost and accumulated depreciation for fully depreciated equipment no longer in use.